Financial risk management and fair values	12 Months Ended
Jun. 30, 2021
Financial risk management and fair values
Financial risk management and fair values

20    Financial risk management and fair values

The Group has exposure to the following risks from financial instruments:

●	credit risk
●	liquidity risk
●	market rate risk

This note presents information about the Group’s exposure to each of the above risks, the Group’s objectives, policies and processes for measuring and managing risk, and the Group’s management of capital.

The Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

(a)   Credit risk

The Group’s credit risk is primarily attributable to cash at bank, cash and term deposits held at a related party finance entity, and receivables due from related parties. The carrying amount of financial assets represents the maximum credit exposure. The Group does not provide any other guarantees which would expose the Group to credit risk.

Cash at bank

All of the Group’s cash at bank is held by third-party financial institutions located in the PRC and Hong Kong SAR. The bank deposits with financial institutions in the PRC are insured by the government authority for up to RMB500. The bank deposits with financial institutions in the Hong Kong SAR are insured by the government authority for up to HK$500. The Company has not experienced any losses in uninsured bank deposits and does not believe that it is exposed to any significant risks on cash held in bank accounts. To limit exposure to credit risk, the Company primarily places bank deposits with large financial institutions in the PRC and Hong Kong SAR with acceptable credit rating.

Cash and term deposits placed with a related party finance entity

As of June 30, 2021, the Group had cash of RMB200,023 and term deposits of RMB1,898,242 at Hailiang Group Finance Co., Ltd. (“Hailiang Finance”), which represented 64% of the Group’s consolidated assets as of June 30, 2021.

Hailiang Group, an entity controlled by Mr. Feng, established a finance group, namely, Hailiang Finance, which is licensed to provide intra-group financing arrangements within Hailiang Group’s subsidiaries and other related party companies. The establishment of Hailiang Finance was approved by the China Banking Regulatory Commission (“CBRC”) as a non-banking financial institution to solely facilitate Hailiang Group’s internal financing transactions including issuing loans to and accepting cash deposits from its subsidiaries and other related party entities. Pursuant to the license issued by CBRC, Hailiang Finance is not permitted to make any loans or accept any deposits from any parties that are unrelated to Hailiang Group, except for inter-bank transactions with other unrelated commercial banks.

Since September 2014, Hailiang Group and Mr. Feng provided an annual guarantee on the Group’s deposits with Hailiang Finance, and the guarantee was renewed annually. Based on one most recent PRC credit rating organizations, Hailiang Group has been rated AA+ which indicates strong ability to make payments on debts as they become due.

Management believes that the credit risk on the Group’s cash of RMB200,023 and term deposits of RMB1,898,242 is low considering Hailiang Group’s guarantee and credit rating.

Receivables due from related parties

Receivables due from related parties primarily represent loan receivables due from Hong Kong Leonit Limited (“Leonit”), which has been guaranteed by a related party, incorporated in British Virgin Island and controlled by Hailiang Group. The Group concludes that the credit risk arising from the receivables is low considering the guarantee.

(b)   Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The following are the contractual maturities of financial liabilities, which are based on contractual undiscounted cash flows and the earliest date the Group can be required to pay:

	June 30, 2020
	Carrying	Contractual	1 year or			More than
Non-derivative financial instruments	amount	Cash flow	less	1-2 years	2-5 years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Trade and other payables due to third parties	272,012	272,012	272,012	—	—	—
Other payables due to related parties	156,709	156,709	156,709	—	—	—
Lease liabilities (Note 13(d))	20,502	27,356	2,687	3,442	7,999	13,228

	June 30, 2021
	Carrying	Contractual	1 year or			more than
Non-derivative financial instruments	amount	cash flow	less	1-2 years	2-5 years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Trade and other payables due to third parties	376,747	376,747	376,747	—	—	—
Other payables due to related parties	134,982	134,982	134,982	—	—	—
Lease liabilities (Note 13(d))	35,754	44,563	6,801	6,544	13,786	17,432

(c)   Market rate risk

Interest rate risk

The interest rates of cash held in bank and cash and term deposits placed with Hailiang Finance ranged from 0.30% to 2.1% per annum for the year ended June 30, 2020, and ranged from 0.30% to 3.85% for the year ended June 30, 2021, respectively. The Group does not have any fixed-rate or variable-rate interest bearing financial instrument other than cash and cash equivalent, term deposits placed with a related party finance entity and lease liabilities.

A change of 10 basis point in interest rate would not be expected to have a significant impact on the Group’s financial condition or results of operations.

(d)   Fair value

The carrying amounts of financial assets and liabilities approximate their respective fair values as of June 30, 2020 and 2021, respectively, due to their short-term maturities.

As of June 30, 2020 and 2021, the Group did not have financial instruments carried at fair value.

During the years ended June 30, 2020 and 2021, there were no transfers between Level 1 and Level 2, or transfers into or out of Level 3.

Further, the fair value disclosure of lease liabilities is not required for the year ended June 30, 2020 and 2021.

(e)   Capital management

The Group actively and regularly reviews and manages its capital structure to maintain a balance between higher shareholders’ return that might be possible with higher levels of borrowings, and makes adjustments to the capital structure in light of changes in economic conditions.

The Group is not subject to externally imposed capital requirements.